Share Incentive Plan - Summary of Share Option Plan Activity (Details) - Restricted Stock Units (RSUs) - 2020 ADs Plan	9 Months Ended
Sep. 30, 2020 $ / shares shares
Number of Shares
Granted | shares	20,943,288
Vested | shares	(2,290,440)
Cancelled or forfeited | shares	(1,477,469)
Outstanding balance | shares	17,175,379
Weighted-Average Grant-Date Fair Value
Granted | $ / shares	$ 0.11
Vested | $ / shares	0.11
Cancelled or forfeited | $ / shares	0.11
Outstanding | $ / shares	$ 0.11